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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]
   This Amendment (Check only one):   [ ] is a restatement
                                      [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:    Jeffrey D. Fotta
Address: 27 Beaver Place
         Boston, MA 02108
Phone:   617-742-0600

Form 13F File Number: 28-10326

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jeffrey D. Fotta
Title: Institutional Manager
Phone: 617-742-0600

Signature, Place, and Date of Signing

/S/ JEFFREY D. FOTTA              BOSTON, MA          MAY 8, 2003
--------------------             -------------        -----------
[Signature]                      [City, State]          [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total:     13

Form 13F Information Table Value Total:     2,119 (thousands)

List of Other Included Managers:    Thomas Lynch

Provide a numbered list of the name(s) and form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number          Name

1.          28-10325                      Thomas Lynch

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
                                     #2 TITLE                    #4 VALUE               #6 INV        #7 OTHER     #8 VOTING
#1 NAME OF ISSUER                    OF CLASS        #3 CUSIP     (X$1000)   #5 SH        DISC.          MGR       AUTHORITY

BALLY TOTAL FITNESS HLDG CP       COMMON STOCK       05873K108       104      20500       OTHER       Tom Lynch     SHARED
COPART INC                        COMMON STOCK       217204106        87      11300       OTHER       Tom Lynch     SHARED
DOLLAR TREE STORES INC            COMMON STOCK       256747106       279      14000       OTHER       Tom Lynch     SHARED
FRESH DEL MONTE PRODUCE INC       COMMON STOCK       G36738105       168      11000       OTHER       Tom Lynch     SHARED
HUMANA INC                        COMMON STOCK       444859102       110      11500       OTHER       Tom Lynch     SHARED
INTERNET SECURITY SYS INC         COMMON STOCK       46060X107       130      13100       OTHER       Tom Lynch     SHARED
LIBERTY MEDIA CORP                COMMON STOCK       530718105       136      14000       OTHER       Tom Lynch     SHARED
MCDATA CORP                       COMMON STOCK       580031102       175      20100       OTHER       Tom Lynch     SHARED
NASDAQ 100 TR                     COMMON STOCK       631100104       248       9800       OTHER       Tom Lynch     SHARED
NETEGRITY INC                     COMMON STOCK       64110P107       145      39000       OTHER       Tom Lynch     SHARED
NU SKIN ENTERPRISES               COMMON STOCK       67018T105       104      10300       OTHER       Tom Lynch     SHARED
OVERTURE SERVICES INC             COMMON STOCK       69039R100       417      27500       OTHER       Tom Lynch     SHARED
TELLIUM INC                       COMMON STOCK       87967E107        16      29700       OTHER       Tom Lynch     SHARED